Reporting entity - Additional Information (Detail) - ALPINE ELECTRONICS, INC. [member] - Share exchange agreement [member]		12 Months Ended
	Jan. 01, 2019	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Ownership interest percentage	100.00%	41.02%
Exchange ratio per share	68.00%